Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Basic Materials (3.9%)
	Reliance Steel & Aluminum Co.	854	243
	Nucor Corp.	1,270	219
	Steel Dynamics Inc.	2,032	217
	UFP Industries Inc.	2,029	212
	Mueller Industries Inc.	2,251	174
	Olympic Steel Inc.	3,241	173
	Olin Corp.	2,949	171
	Commercial Metals Co.	2,803	158
	Freeport-McMoRan Inc.	3,642	145
	Boise Cascade Co.	1,311	143
	LyondellBasell Industries NV Class A	1,426	141
	CF Industries Holdings Inc.	1,785	138
	Westlake Corp.	1,046	137
	Worthington Industries Inc.	1,652	124
	Mosaic Co.	2,232	87
*	US Silica Holdings Inc.	6,255	77
	AdvanSix Inc.	2,026	67
	Timken Co.	823	63
	Southern Copper Corp.	637	51
	American Vanguard Corp.	3,539	49
	Huntsman Corp.	1,340	37
	Fastenal Co.	556	32
	Cabot Corp.	208	15
			2,873
Consumer Discretionary (20.7%)
*	Booking Holdings Inc.	189	587
*	AutoZone Inc.	181	458
	TJX Cos. Inc.	4,765	441
	Walmart Inc.	2,505	407
*	Airbnb Inc. Class A	2,962	390
	Perdoceo Education Corp.	21,587	358
	H&R Block Inc.	8,342	333
*	O'Reilly Automotive Inc.	350	329
*	AutoNation Inc.	1,978	311
*	American Airlines Group Inc.	17,097	252
	Scholastic Corp.	5,728	249
	Lowe's Cos. Inc.	1,039	239
	PVH Corp.	2,689	225
	Tempur Sealy International Inc.	4,715	220
*	Deckers Outdoor Corp.	412	218
	PulteGroup Inc.	2,655	218
	Lennar Corp. Class A	1,782	212

		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	6,692	210
*	NVR Inc.	32	204
	Meritage Homes Corp.	1,426	198
	Dillard's Inc. Class A	533	184
	Lennar Corp. Class B	1,703	182
	Academy Sports & Outdoors Inc.	3,206	175
*	United Airlines Holdings Inc.	3,468	173
	Signet Jewelers Ltd.	2,266	170
*	Asbury Automotive Group Inc.	733	169
	Tapestry Inc.	5,047	168
	DR Horton Inc.	1,396	166
*	Cars.com Inc.	8,659	162
	Thor Industries Inc.	1,529	160
	Murphy USA Inc.	495	157
	Dick's Sporting Goods Inc.	1,339	156
	Omnicom Group Inc.	1,870	151
	Ralph Lauren Corp.	1,255	146
*	Tri Pointe Homes Inc.	4,696	146
	Group 1 Automotive Inc.	537	142
	KB Home	2,772	141
	Toll Brothers Inc.	1,718	141
*	Skyline Champion Corp.	1,962	140
*	M/I Homes Inc.	1,415	139
*	Six Flags Entertainment Corp.	5,960	137
	eBay Inc.	3,009	135
	BorgWarner Inc. (XNYS)	3,286	134
*	Taylor Morrison Home Corp.	2,734	130
	Build-A-Bear Workshop Inc.	4,930	130
	MDC Holdings Inc.	2,728	129
	Aaron's Co. Inc.	10,619	128
	Acushnet Holdings Corp.	2,169	127
*	ODP Corp.	2,425	120
*	Green Brick Partners Inc.	2,403	119
	Dana Inc.	7,332	118
	Oxford Industries Inc.	1,143	115
*	Brinker International Inc.	3,462	113
	Genuine Parts Co.	734	113
*	Urban Outfitters Inc.	3,288	109
	Williams-Sonoma Inc.	760	107
	Upbound Group Inc.	3,451	106
*	MasterCraft Boat Holdings Inc.	4,719	103
	Penske Automotive Group Inc.	629	103
	LKQ Corp.	1,936	102
*	Stride Inc.	2,346	100
*	Cavco Industries Inc.	353	99
	Winnebago Industries Inc.	1,525	99
*	Royal Caribbean Cruises Ltd.	1,002	99
*	Stagwell Inc.	18,123	99
	Haverty Furniture Cos. Inc.	3,085	97
	Jack in the Box Inc.	1,213	97
*	Beazer Homes USA Inc.	3,191	94
	Movado Group Inc.	3,434	94
*	Playtika Holding Corp.	9,677	94
	Guess? Inc.	3,776	91
	Nexstar Media Group Inc.	562	91
*	Inspired Entertainment Inc.	6,863	90
	Monarch Casino & Resort Inc.	1,323	89
	Sonic Automotive Inc. Class A	1,651	88

		Shares	Market Value ($000)
	American Eagle Outfitters Inc.	5,113	87
*	SeaWorld Entertainment Inc.	1,654	81
	International Game Technology plc	2,520	81
	Caleres Inc.	2,800	80
*	Chico's FAS Inc.	15,688	80
	Macy's Inc.	6,464	79
	Travel & Leisure Co.	1,926	77
*	Adtalem Global Education Inc.	1,740	76
*	elf Beauty Inc.	544	75
*	Expedia Group Inc.	681	74
	La-Z-Boy Inc.	2,404	74
*	Skechers USA Inc. Class A	1,350	68
*	Destination XL Group Inc.	14,920	68
*	Malibu Boats Inc. Class A	1,385	67
*	Thryv Holdings Inc.	3,287	67
*	American Axle & Manufacturing Holdings Inc.	8,629	65
*	Turtle Beach Corp.	6,013	65
*	Abercrombie & Fitch Co. Class A	1,200	64
	Matthews International Corp. Class A	1,487	63
	PriceSmart Inc.	774	62
	Buckle Inc.	1,659	61
*	Visteon Corp.	433	60
	Hibbett Inc.	1,270	59
	Rush Enterprises Inc. Class A	1,431	59
*	Ulta Beauty Inc.	143	59
*	Adient plc	1,501	59
	Bloomin' Brands Inc.	2,070	58
	Century Communities Inc.	698	52
	Best Buy Co. Inc.	646	49
	Boyd Gaming Corp.	717	48
*	Crocs Inc.	478	47
	Bath & Body Works Inc.	1,202	44
	Entravision Communications Corp. Class A	11,140	43
	Inter Parfums Inc.	290	41
	Shoe Carnival Inc.	1,771	41
	Strategic Education Inc.	488	38
*	Sally Beauty Holdings Inc.	2,768	28
	Dine Brands Global Inc.	489	27
	Garmin Ltd.	205	22
*	Grand Canyon Education Inc.	181	21
			15,395
Consumer Staples (4.9%)
	McKesson Corp.	1,468	605
	Altria Group Inc.	12,188	539
	Ingles Markets Inc. Class A	5,013	392
	Philip Morris International Inc.	3,051	293
	Kroger Co.	5,555	258
	Kimberly-Clark Corp.	1,374	177
	Molson Coors Beverage Co. Class B	2,518	160
	Weis Markets Inc.	2,322	151
	Casey's General Stores Inc.	576	141
	Coca-Cola Consolidated Inc.	200	140
*	Performance Food Group Co.	2,207	137
*	Sprouts Farmers Market Inc.	2,539	103
	PepsiCo Inc.	548	97
	Cencora Inc.	534	94
	Vector Group Ltd.	7,899	84
	Cal-Maine Foods Inc.	1,526	73

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	515	52
	SpartanNash Co.	2,235	49
	Dole plc	2,712	32
	Edgewell Personal Care Co.	591	23
	J M Smucker Co.	131	19
			3,619
Energy (14.0%)
	EOG Resources Inc.	7,071	909
	Exxon Mobil Corp.	6,130	682
	ConocoPhillips	5,554	661
	Marathon Petroleum Corp.	4,113	587
	Valero Energy Corp.	3,901	507
	Occidental Petroleum Corp.	7,490	470
	Pioneer Natural Resources Co.	1,913	455
	Chevron Corp.	2,668	430
	Chord Energy Corp.	2,262	365
	Northern Oil and Gas Inc.	7,679	321
*	Helix Energy Solutions Group Inc.	21,045	213
	Matador Resources Co.	3,321	211
	Cheniere Energy Inc.	1,278	209
	ChampionX Corp.	5,537	200
*	Weatherford International plc	2,080	184
*	Par Pacific Holdings Inc.	5,145	177
	PBF Energy Inc. Class A	3,758	176
	Range Resources Corp.	4,853	157
	Civitas Resources Inc.	1,887	155
	Magnolia Oil & Gas Corp. Class A	6,555	149
	Murphy Oil Corp.	3,240	147
	Marathon Oil Corp.	5,522	146
	Permian Resources Corp.	9,902	140
	Diamondback Energy Inc.	918	139
	Coterra Energy Inc.	4,890	138
	RPC Inc.	16,396	131
	SunCoke Energy Inc.	13,933	130
	CONSOL Energy Inc.	1,497	129
*	ProPetro Holding Corp.	12,866	124
	EQT Corp.	2,541	110
*	REX American Resources Corp.	2,788	110
*	Kosmos Energy Ltd.	14,982	109
	Liberty Energy Inc.	6,754	108
	Warrior Met Coal Inc.	2,572	102
	Phillips 66	861	98
*	Gulfport Energy Corp.	827	98
	California Resources Corp.	1,713	96
*	Newpark Resources Inc.	15,928	95
	Arch Resources Inc.	711	93
	HF Sinclair Corp.	1,668	92
	Berry Corp.	10,600	91
	Evolution Petroleum Corp.	10,736	91
*	DMC Global Inc.	3,617	87
*	Expro Group Holdings NV	3,578	84
*	Southwestern Energy Co.	12,274	83
*	First Solar Inc.	403	76
	SandRidge Energy Inc.	4,460	71
*	NOW Inc.	6,182	69
	Devon Energy Corp.	1,145	58
	Patterson-UTI Energy Inc.	3,323	47
	Equitrans Midstream Corp.	3,878	37

		Shares	Market Value ($000)
*	Oil States International Inc.	4,154	33
	Ovintiv Inc. (XNYS)	654	31
*	W&T Offshore Inc.	7,253	30
*	Talos Energy Inc.	1,095	19
			10,460
Financials (12.4%)
	American International Group Inc.	9,587	561
	Aflac Inc.	5,681	424
	Morgan Stanley	4,624	394
	Wells Fargo & Co.	7,873	325
	Primerica Inc.	1,561	314
	Ameriprise Financial Inc.	910	307
	Jefferies Financial Group Inc.	6,188	221
	JPMorgan Chase & Co.	1,499	219
	OneMain Holdings Inc.	4,810	200
	Navient Corp.	11,280	199
*	Mr Cooper Group Inc.	3,294	187
	First Citizens BancShares Inc. Class A	137	186
	First BanCorp (XNYS)	12,671	176
	Old Republic International Corp.	6,334	173
	Radian Group Inc.	6,392	173
	OFG Bancorp	5,620	169
	Popular Inc.	2,480	169
*	Arch Capital Group Ltd.	2,188	168
	State Street Corp.	2,329	160
	Unum Group	3,202	158
	MGIC Investment Corp.	8,861	156
*	NMI Holdings Inc. Class A	5,378	154
*	Axos Financial Inc.	3,529	152
	CNO Financial Group Inc.	6,439	151
	Nelnet Inc. Class A	1,563	144
	PennyMac Financial Services Inc.	1,997	143
	Affiliated Managers Group Inc.	1,039	139
	Apollo Global Management Inc.	1,567	137
	Ally Financial Inc.	4,759	132
	Principal Financial Group Inc.	1,657	129
	Bank OZK	3,018	121
	Voya Financial Inc.	1,724	120
	LPL Financial Holdings Inc.	495	114
	Discover Financial Services	1,244	112
*	Genworth Financial Inc. Class A	19,156	111
	Federal Agricultural Mortgage Corp. Class C	650	109
	SLM Corp.	7,503	107
	Hartford Financial Services Group Inc.	1,457	105
	White Mountains Insurance Group Ltd.	65	103
	Pathward Financial Inc.	2,030	100
	Travelers Cos. Inc.	613	99
	Employers Holdings Inc.	2,451	96
*	Encore Capital Group Inc.	2,025	95
	Hilltop Holdings Inc.	3,068	93
	Bank of New York Mellon Corp.	2,044	92
	Evercore Inc. Class A	588	82
*	Avantax Inc.	3,790	79
	1st Source Corp.	1,745	78
	TrustCo Bank Corp. NY	2,707	77
	Equitable Holdings Inc.	2,592	75
	Federated Hermes Inc.	2,007	70
	International Bancshares Corp.	1,491	67

		Shares	Market Value ($000)
	Oppenheimer Holdings Inc. Class A	1,721	66
	S&T Bancorp Inc.	2,280	65
	Enact Holdings Inc.	2,282	65
	City Holding Co.	688	63
	Fidelity National Financial Inc.	1,472	61
*	Brighthouse Financial Inc.	1,137	56
	Berkshire Hills Bancorp Inc.	2,648	55
	Victory Capital Holdings Inc. Class A	1,568	54
	Park National Corp.	505	51
	BOK Financial Corp.	567	47
	Hanmi Financial Corp.	2,664	46
	Tompkins Financial Corp.	743	39
	Peapack-Gladstone Financial Corp.	1,170	32
	Diamond Hill Investment Group Inc.	121	20
	NBT Bancorp Inc.	571	20
	Artisan Partners Asset Management Inc. Class A	500	19
*	Credit Acceptance Corp.	36	18
	Piper Sandler Cos.	121	18
	First Financial Corp.	409	15
			9,235
Health Care (8.3%)
	HCA Healthcare Inc.	1,896	526
*	Vertex Pharmaceuticals Inc.	1,443	503
*	Regeneron Pharmaceuticals Inc.	573	474
	Merck & Co. Inc.	4,215	459
	Gilead Sciences Inc.	5,569	426
	Elevance Health Inc.	917	405
	AbbVie Inc.	2,264	333
	Eli Lilly & Co.	451	250
	Cardinal Health Inc.	2,659	232
*	Intuitive Surgical Inc.	727	227
*	Medpace Holdings Inc.	741	200
	Humana Inc.	429	198
*	Hologic Inc.	2,627	196
*	Catalyst Pharmaceuticals Inc.	12,131	170
	Bristol-Myers Squibb Co.	2,404	148
*	Lantheus Holdings Inc.	2,072	142
*	United Therapeutics Corp.	593	133
*	Biogen Inc.	487	130
*	Henry Schein Inc.	1,485	114
*	OraSure Technologies Inc.	17,325	112
	Cigna Group	401	111
*	Amneal Pharmaceuticals Inc.	20,969	86
*	Collegium Pharmaceutical Inc.	3,340	78
*	PetIQ Inc.	4,060	77
*	Point Biopharma Global Inc.	7,954	63
*	Corcept Therapeutics Inc.	1,733	57
*	Jazz Pharmaceuticals plc	363	52
*	Align Technology Inc.	134	50
*	Molina Healthcare Inc.	146	45
*	Community Health Systems Inc.	11,390	39
*	Tactile Systems Technology Inc.	2,048	39
	West Pharmaceutical Services Inc.	96	39
*	Zynex Inc.	3,768	29
	LeMaitre Vascular Inc.	359	21
*	Hims & Hers Health Inc.	3,011	20
			6,184

		Shares	Market Value ($000)
Industrials (17.2%)
	Caterpillar Inc.	1,692	476
*	Builders FirstSource Inc.	3,221	467
*	Modine Manufacturing Co.	7,319	348
*	Fiserv Inc.	2,333	283
	EMCOR Group Inc.	1,009	226
	United Rentals Inc.	467	223
	Owens Corning	1,544	222
*	XPO Inc.	2,841	212
*	Atkore Inc.	1,344	207
*	GMS Inc.	2,820	196
	American Express Co.	1,237	195
	Crane NXT Co.	3,288	195
	FedEx Corp.	726	189
*	Saia Inc.	430	183
	Allison Transmission Holdings Inc.	2,925	177
	Eaton Corp. plc	761	175
	Moog Inc. Class A	1,459	169
	Terex Corp.	2,686	163
	Ryder System Inc.	1,583	159
*	American Woodmark Corp.	2,016	157
	Louisiana-Pacific Corp.	2,499	156
	PACCAR Inc.	1,894	156
*	TopBuild Corp.	511	148
	Carlisle Cos. Inc.	543	143
	MSC Industrial Direct Co. Inc. Class A	1,397	143
	Applied Industrial Technologies Inc.	898	139
*	Manitowoc Co. Inc.	8,129	138
*	Sterling Infrastructure Inc.	1,633	135
	Covenant Logistics Group Inc.	2,715	133
	Belden Inc.	1,401	132
*	WEX Inc.	665	130
	Griffon Corp.	3,026	127
*	MYR Group Inc.	896	127
	Hubbell Inc.	383	125
	Patrick Industries Inc.	1,481	124
*	Euronet Worldwide Inc.	1,365	119
	International Seaways Inc.	2,761	119
	Encore Wire Corp.	715	118
	Badger Meter Inc.	703	117
	Ardmore Shipping Corp.	9,393	117
*	JELD-WEN Holding Inc.	7,595	115
	Synchrony Financial	3,490	113
	Teekay Tankers Ltd. Class A	2,785	113
	Insteel Industries Inc.	3,217	112
	AGCO Corp.	858	111
	Comfort Systems USA Inc.	595	110
*	Gibraltar Industries Inc.	1,447	109
	Watts Water Technologies Inc. Class A	573	108
	Brunswick Corp.	1,346	106
*	Hub Group Inc. Class A	1,364	106
	Schneider National Inc. Class B	3,667	106
*	Teekay Corp.	16,479	106
	Dorian LPG Ltd.	4,107	106
	Wabash National Corp.	4,667	105
	Apogee Enterprises Inc.	2,021	102
	ArcBest Corp.	970	102
	Ennis Inc.	4,764	101

		Shares	Market Value ($000)
	Insperity Inc.	975	99
	Nordic American Tankers Ltd.	25,039	98
	Greif Inc. Class A	1,330	97
	Resources Connection Inc.	6,279	97
*	Titan Machinery Inc.	3,063	95
*	AAR Corp.	1,549	95
	Old Dominion Freight Line Inc.	220	94
	Esab Corp.	1,296	94
	Landstar System Inc.	480	91
	Genco Shipping & Trading Ltd.	6,625	91
	Snap-on Inc.	334	90
	Barrett Business Services Inc.	935	89
	Quanex Building Products Corp.	3,255	88
	Scorpio Tankers Inc.	1,661	84
*	AMN Healthcare Services Inc.	936	83
	Simpson Manufacturing Co. Inc.	508	81
	Acuity Brands Inc.	496	80
	Matson Inc.	915	80
*	Thermon Group Holdings Inc.	2,912	80
	Marten Transport Ltd.	3,756	79
	Kennametal Inc.	2,841	75
	Textainer Group Holdings Ltd.	1,852	73
*	Beacon Roofing Supply Inc.	902	72
	JB Hunt Transport Services Inc.	384	72
	DHT Holdings Inc.	7,745	72
	Universal Logistics Holdings Inc.	2,612	71
*	Cross Country Healthcare Inc.	2,677	69
	Myers Industries Inc.	3,617	68
	WW Grainger Inc.	94	67
*	TriNet Group Inc.	608	67
	Visa Inc. Class A	271	67
	Knight-Swift Transportation Holdings Inc.	1,207	66
	Graphic Packaging Holding Co.	2,931	65
	Kforce Inc.	1,003	63
*	Conduent Inc.	16,890	53
	Franklin Electric Co. Inc.	516	50
	nVent Electric plc	876	50
	Watsco Inc.	132	48
	Kadant Inc.	215	47
	Deluxe Corp.	2,269	46
	Expeditors International of Washington Inc.	393	46
*	TrueBlue Inc.	3,010	46
	ADT Inc.	7,037	45
	Kelly Services Inc. Class A	2,310	43
*	Masonite International Corp.	380	39
	Packaging Corp. of America	264	39
	REV Group Inc.	2,845	39
*	O-I Glass Inc.	1,739	35
	General Electric Co.	308	35
	Johnson Controls International plc	578	34
	Berry Global Group Inc.	510	33
	Werner Enterprises Inc.	789	33
	Valmont Industries Inc.	115	29
*	Proto Labs Inc.	966	28
	ITT Inc.	264	27
	Standex International Corp.	161	25
*	Generac Holdings Inc.	206	24
	H&E Equipment Services Inc.	462	21

		Shares	Market Value ($000)
	Robert Half Inc.	266	20
	WESCO International Inc.	111	18
	ManpowerGroup Inc.	177	14
	Golden Ocean Group Ltd.	1,813	13
			12,831
Real Estate (0.3%)
	Newmark Group Inc. Class A	20,430	145
	RE/MAX Holdings Inc. Class A	2,989	48
*	GEO Group Inc.	4,482	33
			226
Technology (15.2%)
	Oracle Corp.	5,587	673
	Applied Materials Inc.	4,294	656
*	Meta Platforms Inc. Class A	2,020	598
	Lam Research Corp.	843	592
	Microchip Technology Inc.	7,140	584
	KLA Corp.	919	461
	Broadcom Inc.	452	417
*	Adobe Inc.	715	400
*	Alphabet Inc. Class A	2,940	400
*	Salesforce Inc.	1,772	392
*	Alphabet Inc. Class C	2,840	390
	International Business Machines Corp.	2,497	367
	Jabil Inc.	3,160	362
*	Axcelis Technologies Inc.	1,688	324
*	ON Semiconductor Corp.	3,186	314
*	Diodes Inc.	3,323	272
*	Cadence Design Systems Inc.	1,091	262
*	Photronics Inc.	9,882	235
*	Lattice Semiconductor Corp.	2,323	226
*	Super Micro Computer Inc.	727	200
*	Cohu Inc.	5,088	190
	Amkor Technology Inc.	6,665	186
	Amdocs Ltd.	1,944	173
*	Rambus Inc.	2,902	164
*	Kyndryl Holdings Inc.	9,168	155
*	Fortinet Inc.	2,479	149
	Analog Devices Inc.	770	140
	Vishay Intertechnology Inc.	5,092	140
*	Cirrus Logic Inc.	1,618	133
*	Arrow Electronics Inc.	935	125
*	Allegro MicroSystems Inc.	3,172	121
	Hewlett Packard Enterprise Co.	6,495	110
*	NetScout Systems Inc.	3,806	109
	Monolithic Power Systems Inc.	193	101
*	PDF Solutions Inc.	2,739	99
*	Sanmina Corp.	1,762	98
	Kulicke & Soffa Industries Inc.	1,758	91
	HP Inc.	2,684	80
	Adeia Inc.	7,284	73
	PC Connection Inc.	1,235	66
	Cognizant Technology Solutions Corp. Class A	850	61
*	OneSpan Inc.	4,665	57
	A10 Networks Inc.	3,439	51
*	Pinterest Inc. Class A	1,861	51
	TD SYNNEX Corp.	494	50
	Hackett Group Inc.	2,074	49

		Shares	Market Value ($000)
	CTS Corp.	887	40
*	Manhattan Associates Inc.	192	39
	Skyworks Solutions Inc.	356	39
	Concentrix Corp.	481	38
*	ePlus Inc.	558	37
*	Asure Software Inc.	2,757	35
*	Teradata Corp.	766	35
*	Squarespace Inc. Class A	1,129	34
*	Agilysys Inc.	466	33
	Xerox Holdings Corp.	2,060	33
	Shutterstock Inc.	302	13
			11,323
Telecommunications (1.7%)
	Cisco Systems Inc.	10,800	619
	Comcast Corp. Class A	6,471	303
*	Extreme Networks Inc.	7,369	202
	Bel Fuse Inc. Class B	1,799	94
*	Liberty Latin America Ltd. Class A	6,245	56
*	Aviat Networks Inc.	555	20
			1,294
Total Common Stocks (Cost $57,377)			73,440
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 5.384% (Cost $858)	8,582	858
Total Investments (99.7%) (Cost $58,235)			74,298
Other Assets and Liabilities—Net (0.3%)			209
Net Assets (100%)			74,507
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2023	46	1,039	13
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.